Technology Select Sector SPDR Fund
Fund Summaries The Technology Select Sector SPDR Fund
Investment Objective
The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Technology Select Sector Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Fund Shares. This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Technology Select Sector SPDR Fund Technology Select Sector SPDR Fund
Management fees	0.04%
Distribution and service (12b-1) fees	0.04%
Other expenses	0.06%
Total annual Fund operating expenses	0.14%	[1]
[1]	The Fund’s “Total annual Fund operating expenses” have been restated to reflect reductions in the Fund's “Distribution and service (12b-1) fees” and “Other expenses”.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Year 1	Year 3	Year 5	Year 10
Technology Select Sector SPDR Fund | Technology Select Sector SPDR Fund | USD ($)	14	45	79	179

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.16% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).

The Index includes securities of companies from the following industries: technology hardware, storage, and peripherals; software; diversified telecommunication services; communications equipment; semiconductors and semiconductor equipment; internet software and services; IT services; electronic equipment, instruments and components; and wireless telecommunication services. The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on methodology proprietary to S&P DJI and BofA Merrill Lynch Research (“BofA Merrill Lynch”) (S&P DJI and BofA Merrill Lynch, collectively, the “Index Provider”) using a “modified market capitalization” methodology, which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “IRC”). As of August 31, 2015, the Index was composed of 74 stocks.

The Index is sponsored by the Index Provider and compiled by S&P DJI (the “Index Compilation Agent”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent determines the composition of the Index and relative weightings of the securities in the Index based on the Index methodology. The Index Provider publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Technology Sector Risk: A significant portion of the Fund's assets will be invested in companies in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-732-8673 or visiting our website at www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 18.80% (Q1, 2012) Lowest Quarterly Return: -21.89% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/14)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Average Annual Total Returns - Technology Select Sector SPDR Fund	One Year	Five Years	Ten Years
Technology Select Sector SPDR Fund	17.75%	14.44%	8.38%
Technology Select Sector SPDR Fund | Return After Taxes on Distributions	17.24%	14.08%	8.13%
Technology Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares	10.43%	11.61%	6.84%
The Technology Select Sector Index (Index returns reflect no deduction for fees, expenses or taxes)	17.97%	14.69%	8.60%